Approval of Consolidated Financial Statements	12 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Approval of Consolidated Financial Statements
33.	APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS
The consolidated financial statements were approved by the board of directors and authorized for issue on August 30 , 2022.